Dividends (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 19, 2025 USD ($) $ / shares	Nov. 20, 2020 USD ($)	Aug. 11, 2020 USD ($)	Dec. 31, 2024 USD ($) policy
Dividends Payable [Line Items]
Quarterly dividend policy, term (in years)	3 years		3 years
Total cash dividend amount expected to be paid | $	$ 600,000		$ 300,000
Quarterly dividend amount expected to be paid | $			$ 25,000
Additional quarterly dividend policy, term (in years)		3 years
Additional total cash dividend amount expected to be paid | $		$ 200,000
Additional quarterly dividend amount expected to be paid | $		$ 16,670
Number of quarterly dividend policy expired | policy				2
Dividends payable | $				$ 0
Declaration of dividends | $ / shares	$ 0.069
Quarterly dividend for Q1 in 2026
Dividends Payable [Line Items]
Dividends payable date declared	Mar. 19, 2025
Declaration of dividends | $ / shares	$ 0.0495
Dividends paid date	May 08, 2026
Dividends record date	Apr. 22, 2026
2026 special dividend
Dividends Payable [Line Items]
Cash dividend | $	$ 20,000
Declaration of dividends | $ / shares	$ 0.0195
Cash dividend as percent	10.00%
ADS
Dividends Payable [Line Items]
Declaration of dividends | $ / shares	$ 1.38
ADS | Quarterly dividend for Q1 in 2026
Dividends Payable [Line Items]
Declaration of dividends | $ / shares	0.99
ADS | 2026 special dividend
Dividends Payable [Line Items]
Declaration of dividends | $ / shares	$ 0.39